Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 48,457	$ 71,439
Restricted cash – current	1,858	1,599
Pool receivable from affiliates, net (note 13b)	24,714	15,550
Accounts receivable, including affiliate balances of $0.2 million (2017 - $0.8 million) (note 2)	15,912	19,288
Due from affiliates (note 13b)	50,034	49,103
Current portion of derivative assets (note 9)	2,728	1,016
Prepaid expenses	21,523	18,690
Other current assets (note 2)	3,103	0
Total current assets	168,329	176,685
Restricted cash – long-term	2,672	2,672
Vessels and equipment At cost, less accumulated depreciation of $563.0 million (2017 - $512.0 million) (note 7)	1,695,722	1,737,792
Vessels related to capital leases At cost, less accumulated depreciation of $31.4 million (2017 - $25.4 million) (note 8)	221,825	227,722
Investment in and advances to equity-accounted investments (note 6)	25,170	25,460
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	5,797	4,226
Intangible assets At cost, less accumulated amortization of $9.5 million (2017 - $8.2 million)	13,030	14,605
Other non-current assets	92	127
Goodwill	8,059	8,059
Total assets	2,140,696	2,197,348
Current
Accounts payable	5,822	7,860
Accrued liabilities	34,063	34,608
Current portion of long-term debt (note 7)	155,089	166,745
Current obligation related to capital leases (note 8)	7,454	7,227
Current portion of derivative liabilities (note 9)	16	0
Deferred revenue	61	557
Due to affiliates (note 13b)	39,422	19,717
Total current liabilities	241,927	236,714
Long-term debt (note 7)	778,728	785,557
Long-term obligation related to capital leases (note 8)	137,951	141,681
Other long-term liabilities (note 10)	29,620	26,795
Total liabilities	1,188,226	1,190,747
Commitments and contingencies (notes 6, 7, 8 and 9)
Equity
Common stock and additional paid-in capital (385.0 million shares authorized, 231.6 million Class A and 37.0 million Class B shares issued and outstanding as of June 30, 2018 and 231.2 million Class A and 37.0 million Class B shares issued and outstanding as of December 31, 2017) (note 12)	1,295,485	1,294,998
Accumulated deficit	(343,015)	(288,397)
Total equity	952,470	1,006,601
Total liabilities and equity	$ 2,140,696	$ 2,197,348